Exhibit 99.1

World Omni Auto Receivables Trust 2025-B
Monthly Servicer Certificate
May 31, 2025

Dates Covered
Collections Period	04/15/25 - 05/31/25
Interest Accrual Period	05/14/25 - 06/15/25
30/360 Days	31
Actual/360 Days	33
Distribution Date	06/16/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,212,911,583.46	48,293
Original Yield Supplement Overcollateralization Amount	68,915,675.97	0
Aggregate Starting Principal Balance	1,281,827,259.43	48,293
Principal Payments	68,701,972.46	1,415
Defaulted Receivables	104,807.08	2
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/25	63,972,510.99	0
Pool Balance at 05/31/25	1,149,047,968.90	46,876

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.63%
Prepayment ABS Speed	1.25%
Aggregate Starting Principal Balance	1,281,827,259.43	48,293

Delinquent Receivables:
Past Due 31-60 days	6,109,856.24	249
Past Due 61-90 days	700,163.74	27
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	6,810,019.98	276
Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.56%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.06%
Delinquency Trigger Occurred	NO

Recoveries	39,260.67
Aggregate Net Losses/(Gains) - May 2025	65,546.41
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.06%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	10,341,431.72
Actual Overcollateralization	9,071,074.17
Weighted Average Contract Rate	6.52%
Weighted Average Contract Rate, Yield Adjusted	9.12%
Weighted Average Remaining Term	59.59

Flow of Funds	$ Amount
Collections	79,131,418.32
Investment Earnings on Cash Accounts	6,370.28
Servicing Fee	(1,637,890.39)
Transfer to Collection Account	-
Available Funds	77,499,898.21

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,566,792.94
(3) Noteholders' First Priority Principal Distributable Amount	9,282,031.10
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	36,380,000.00
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	18,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,071,074.17
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-

Total Distributions of Available Funds	77,499,898.21

Servicing Fee	1,637,890.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

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Note Balances & Note Factors	$ Amount
Original Class A	1,158,330,000.00
Original Class B	36,380,000.00
Original Class C	18,200,000.00

Total Class A, B, & C
Original Note Balance	1,212,910,000.00
Principal Paid	72,933,105.27
Note Balance @ 06/16/25	1,139,976,894.73

Class A-1
Original Note Balance	260,000,000.00
Principal Paid	72,933,105.27
Note Balance @ 06/16/25	187,066,894.73
Note Factor @ 06/16/25	71.9488057%

Class A-2a
Original Note Balance	220,000,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	220,000,000.00
Note Factor @ 06/16/25	100.0000000%

Class A-2b
Original Note Balance	188,000,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	188,000,000.00
Note Factor @ 06/16/25	100.0000000%

Class A-3
Original Note Balance	408,000,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	408,000,000.00
Note Factor @ 06/16/25	100.0000000%

Class A-4
Original Note Balance	82,330,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	82,330,000.00
Note Factor @ 06/16/25	100.0000000%

Class B
Original Note Balance	36,380,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	36,380,000.00
Note Factor @ 06/16/25	100.0000000%

Class C
Original Note Balance	18,200,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	18,200,000.00
Note Factor @ 06/16/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,566,792.94
Total Principal Paid	72,933,105.27
Total Paid	77,499,898.21

Class A-1
Coupon	4.46100%
Interest Paid	1,063,205.00
Principal Paid	72,933,105.27
Total Paid to A-1 Holders	73,996,310.27

Class A-2a
Coupon	4.38000%
Interest Paid	829,766.67
Principal Paid	0.00
Total Paid to A-2a Holders	829,766.67

Class A-2b
SOFR Rate	4.33394%
Coupon	4.80394%
Interest Paid	827,878.99
Principal Paid	0.00
Total Paid to A-2b Holders	827,878.99

Class A-3
Coupon	4.34000%
Interest Paid	1,524,786.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,524,786.67

Class A-4
Coupon	4.53000%
Interest Paid	321,155.61
Principal Paid	0.00
Total Paid to A-4 Holders	321,155.61

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

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Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.7651540
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	60.1306818
Total Distribution Amount	63.8958358

A-1 Interest Distribution Amount	4.0892500
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	280.5119433
Total A-1 Distribution Amount	284.6011933

A-2a Interest Distribution Amount	3.7716667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.7716667

A-2b Interest Distribution Amount	4.4036116
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.4036116

A-3 Interest Distribution Amount	3.7372222
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.7372222

A-4 Interest Distribution Amount	3.9008334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9008334

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	127.27
Noteholders' Second Priority Principal Distributable Amount	498.81
Noteholders' Third Priority Principal Distributable Amount	249.54
Noteholders' Principal Distributable Amount	124.38

Account Balances	$ Amount
Reserve Account
Balance as of 05/14/25	3,032,278.96
Investment Earnings	6,370.28
Investment Earnings Paid	(6,370.28)
Deposit/(Withdrawal)	-
Balance as of 06/16/25	3,032,278.96
Change	-

Required Reserve Amount	3,032,278.96

Credit Risk Retention Information

The fair value of the Notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$1,158.33	90.3%
Class B Notes	$30.29	2.4%
Class C Notes	$14.98	1.2%
Fair Value of the Notes	$1,203.60	93.9%
Certificates	$78.81	6.1%
Total	$1,282.42	100.0%
Reserve Account	$3.03	0.2%
Fair Value of the Certificates and Reserve
Account	$81.84	6.4%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.

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